BATTERY MATERIAL PLANT PROJECT EXPENSES (Tables)	12 Months Ended
Dec. 31, 2021
BATTERY MATERIAL PLANT PROJECT EXPENSES
Schedule of battery material plant project expenses

	December 31, 2021	December 31, 2020
	$	$
Wages and benefits	754	768
Share-based compensation	—	112
Engineering	4,136	2,399
Professional fees	898	866
Materials, consumables, and supplies	686	130
Subcontracting	268	475
Amortization	177	27
Other	39	43
Grants	(718)	(1,678)
Tax credits	(264)	(231)
Battery Material Plant project expenses	5,976	2,911